VIA-Q3

Quarterly Report
September 30, 2025
MFS®  Inflation-Adjusted
Bond Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 97.9%
Asset-Backed & Securitized – 2.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.108%, 11/15/2054 (i)		$2,057,191	$76,453
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.225% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)		100,287	100,312
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.942% (SOFR - 1mo. + 0.6%), 2/18/2028		101,716	101,749
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.959% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)		300,000	300,132
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)		1,917,127	97,349
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.694%, 2/15/2054 (i)		1,292,722	83,588
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.361%, 2/15/2054 (i)		4,214,077	200,535
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.249%, 3/15/2054 (i)		2,497,701	100,059
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)		3,190,968	160,384
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.351%, 8/15/2054 (i)		3,834,614	195,550
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027		146,162	146,192
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)		73,864	73,912
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.385%, 2/15/2054 (i)		3,190,716	169,843
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.132%, 6/15/2064 (i)		1,281,668	54,426
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		66,000	66,297
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)		81,503	81,558
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.385%, 5/15/2054 (i)		1,618,487	73,275
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.255%, 6/15/2054 (i)		1,862,184	73,332
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.687% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)		625,000	626,956
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029		125,000	125,547
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027		199,989	200,114
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)		63,630	63,706
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)		406,375	406,532
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.616%, 8/15/2054 (i)		1,413,670	88,648
			$3,666,449
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$294,026
Emerging Market Sovereign – 1.2%
Oriental Republic of Uruguay, 3.7%, 6/26/2037	UYU	45,331,592	$1,183,068
Republic of South Africa, 8.875%, 2/28/2035	ZAR	13,000,000	738,352
			$1,921,420
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$82,000	$82,000
International Market Sovereign – 47.2%
Commonwealth of Australia, Inflation Linked Bond, 0.25%, 11/21/2032	AUD	1,712,235	$1,021,958
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		191,661	110,209
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	5,657,108	4,797,383
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		1,283,990	853,540
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	432,831,400	2,948,681
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		242,446,900	1,686,864
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	1,171,247	683,791
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	859,303	1,016,073
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		1,871,454	2,110,707
Kingdom of Spain, Inflation Linked Bond, 2.05%, 11/30/2039 (n)		2,052,513	2,507,667
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2032	SEK	16,175,402	1,651,748
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030	EUR	630,140	734,186
Republic of France, Inflation Linked Bond, 0.6%, 7/25/2034 (n)		5,427,731	5,939,272
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		499,169	387,046
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		336,529	232,056
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		9,975,381	11,718,863
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		3,086,248	3,865,390
Republic of Italy, Inflation Linked Bond, 0.15%, 5/15/2051 (n)		1,026,766	715,586

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	1,491,896	$1,962,146
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031		5,457,908	6,984,524
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,146,789	2,954,142
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		2,580,897	3,193,189
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,964,030	4,357,475
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,370,694	2,478,141
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		501,001	454,355
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,154,988	991,998
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,136,902	2,087,370
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		380,694	333,295
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,072,540	1,621,879
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		779,852	796,405
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,253,645	1,533,648
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,247,039	900,206
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		592,686	361,247
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,106,190	660,065
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		223,968	143,800
			$74,794,905
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$504,010
Mortgage-Backed – 1.8%
Fannie Mae, 4%, 9/25/2050 (i)		$225,882	$43,998
Fannie Mae, 5.806%, 11/25/2053		203,250	206,104
Fannie Mae, 5.756%, 12/25/2054		293,483	295,500
Freddie Mac, 0.598%, 5/25/2029 (i)		2,540,447	37,003
Freddie Mac, 1.005%, 7/25/2029 (i)		1,264,362	36,934
Freddie Mac, 0.734%, 1/25/2030 (i)		742,672	16,892
Freddie Mac, 1.913%, 4/25/2030 (i)		564,669	40,472
Freddie Mac, 1.769%, 5/25/2030 (i)		1,221,668	84,301
Freddie Mac, 1.261%, 9/25/2030 (i)		646,322	33,403
Freddie Mac, 0.805%, 12/25/2030 (i)		185,002	5,776
Freddie Mac, 0.412%, 1/25/2031 (i)		4,838,139	64,676
Freddie Mac, 0.871%, 1/25/2031 (i)		1,882,263	70,001
Freddie Mac, 1.025%, 1/25/2031 (i)		1,425,035	62,213
Freddie Mac, 0.606%, 3/25/2031 (i)		5,880,156	133,583
Freddie Mac, 1.322%, 5/25/2031 (i)		709,327	41,947
Freddie Mac, 1.039%, 7/25/2031 (i)		1,133,380	55,372
Freddie Mac, 0.632%, 9/25/2031 (i)		4,635,695	131,079
Freddie Mac, 0.954%, 9/25/2031 (i)		1,417,400	61,861
Freddie Mac, 0.441%, 11/25/2031 (i)		6,965,967	133,581
Freddie Mac, 0.596%, 12/25/2031 (i)		6,916,623	182,498
Freddie Mac, 0.664%, 12/25/2031 (i)		1,130,491	33,253
Freddie Mac, 0.431%, 5/25/2033 (i)		3,200,000	67,322
Freddie Mac, 1.091%, 9/25/2034 (i)		789,814	55,198
Freddie Mac, 5.176%, 9/25/2052		301,158	297,389
Freddie Mac, 5.656%, 8/25/2054		429,696	431,444
Freddie Mac, 5.256%, 10/25/2054		216,142	216,272
			$2,838,072
U.S. Treasury Inflation Protected Securities – 44.8%
U.S. Treasury Bonds, 0.375%, 1/15/2027 (f)		$688,735	$683,350
U.S. Treasury Bonds, 1.75%, 1/15/2034		10,463,159	10,511,876
U.S. Treasury Bonds, 2.125%, 2/15/2040		1,688,932	1,701,150
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,152,087	8,045,167
U.S. Treasury Bonds, 0.75%, 2/15/2045		4,149,876	3,092,169
U.S. Treasury Bonds, 0.125%, 2/15/2052		4,345,998	2,353,061
U.S. Treasury Bonds, 2.125%, 2/15/2054		1,095,757	1,011,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.5%, 1/15/2028	$9,285,489	$9,177,554
U.S. Treasury Notes, 0.875%, 1/15/2029	11,092,311	11,007,300
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)	15,714,530	14,754,835
U.S. Treasury Notes, 0.125%, 1/15/2032	9,416,351	8,669,652
		$71,007,321
Total Bonds		$155,108,203
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.19% (v)	3,388,712	$3,389,051

Other Assets, Less Liabilities – (0.0)%		(61,946)
Net Assets – 100.0%		$158,435,308

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,389,051 and
$155,108,203, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,224,693, representing 8.3% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	49,458	USD	32,021	Barclays Bank PLC	10/17/2025	$712
AUD	42,285	USD	27,872	HSBC Bank	10/17/2025	114
AUD	55,038	USD	36,326	JPMorgan Chase Bank N.A.	10/17/2025	101
AUD	841,448	USD	555,290	Morgan Stanley Capital Services LLC	10/17/2025	1,619
AUD	1,517,964	USD	988,320	State Street Corp.	10/17/2025	16,338
CZK	9,828,968	USD	470,333	UBS AG	10/17/2025	3,870
EUR	538,889	USD	633,186	Citibank N.A.	10/17/2025	76
EUR	305,505	USD	354,767	HSBC Bank	10/17/2025	4,240
EUR	4,806,237	USD	5,617,199	State Street Corp.	10/17/2025	30,729
GBP	248,352	USD	329,694	JPMorgan Chase Bank N.A.	10/17/2025	4,342
GBP	551,041	USD	740,104	UBS AG	10/17/2025	1,055
HUF	105,881,212	USD	313,633	State Street Corp.	10/17/2025	4,818
NOK	3,873,871	USD	382,902	Citibank N.A.	10/17/2025	5,319
SEK	3,700,419	USD	390,917	Morgan Stanley Capital Services LLC	10/17/2025	2,532
USD	99,439	CAD	136,963	Barclays Bank PLC	10/17/2025	949
USD	391,006	CAD	530,051	JPMorgan Chase Bank N.A.	10/17/2025	9,848
USD	4,158,819	CAD	5,694,449	Merrill Lynch International	10/17/2025	63,952
USD	858,317	EUR	726,924	Barclays Bank PLC	10/17/2025	4,090
USD	238,053	EUR	202,223	JPMorgan Chase Bank N.A.	10/17/2025	416
USD	513,929	EUR	437,109	Merrill Lynch International	10/17/2025	271
USD	413,218	GBP	306,669	Goldman Sachs International	10/17/2025	744
USD	584,214	GBP	433,679	HSBC Bank	10/17/2025	909
USD	43,265	GBP	31,860	Morgan Stanley Capital Services LLC	10/17/2025	413
USD	1,151,580	GBP	848,936	State Street Corp.	10/17/2025	9,750
USD	1,777,726	GBP	1,315,811	UBS AG	10/17/2025	7,942
USD	777,425	JPY	113,425,520	HSBC Bank	10/17/2025	9,226
USD	1,770,859	JPY	259,583,000	JPMorgan Chase Bank N.A.	10/17/2025	12,778
USD	48,329	NZD	80,390	Barclays Bank PLC	10/17/2025	1,697
USD	901,470	NZD	1,489,231	Morgan Stanley Capital Services LLC	10/17/2025	37,605
USD	602,646	SGD	765,301	Merrill Lynch International	10/17/2025	8,646
						$245,101
Liability Derivatives
AUD	1,188,852	USD	792,004	JPMorgan Chase Bank N.A.	10/17/2025	$(5,167)
CAD	716,634	USD	526,384	Merrill Lynch International	10/17/2025	(11,054)
CAD	71,123	USD	52,311	State Street Corp.	10/17/2025	(1,166)
DKK	2,083,888	USD	328,497	State Street Corp.	10/17/2025	(394)
EUR	369,249	USD	434,417	Barclays Bank PLC	10/17/2025	(504)
EUR	828,795	USD	977,187	HSBC Bank	10/17/2025	(3,250)
EUR	75,044	USD	88,286	JPMorgan Chase Bank N.A.	10/17/2025	(100)
GBP	353,722	USD	476,598	Barclays Bank PLC	10/17/2025	(837)
GBP	992,607	USD	1,342,580	Citibank N.A.	10/17/2025	(7,511)
GBP	1,750,902	USD	2,378,465	JPMorgan Chase Bank N.A.	10/17/2025	(23,476)
GBP	91,028	USD	123,580	Morgan Stanley Capital Services LLC	10/17/2025	(1,146)
GBP	126,598	USD	171,681	State Street Corp.	10/17/2025	(1,405)
GBP	1,189,307	USD	1,611,243	UBS AG	10/17/2025	(11,609)
JPY	250,529,500	USD	1,717,347	Morgan Stanley Capital Services LLC	10/17/2025	(20,583)
JPY	3,966,019	USD	27,415	State Street Corp.	10/17/2025	(554)
NZD	1,330,544	USD	778,095	Goldman Sachs International	10/17/2025	(6,280)
NZD	1,540,015	USD	913,831	State Street Corp.	10/17/2025	(20,507)
SGD	765,301	USD	595,283	UBS AG	10/17/2025	(1,282)
USD	1,210,135	AUD	1,859,013	Barclays Bank PLC	10/17/2025	(20,245)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	32,377	AUD	49,124	Morgan Stanley Capital Services LLC	10/17/2025	$(136)
USD	110,548	EUR	94,433	Goldman Sachs International	10/17/2025	(423)
USD	126,438	EUR	108,828	HSBC Bank	10/17/2025	(1,449)
USD	102,745	EUR	87,829	JPMorgan Chase Bank N.A.	10/17/2025	(465)
USD	608,616	EUR	519,658	Merrill Lynch International	10/17/2025	(2,046)
USD	232,399	GBP	173,378	Barclays Bank PLC	10/17/2025	(797)
USD	543,701	GBP	410,045	HSBC Bank	10/17/2025	(7,815)
USD	171,053	GBP	127,586	JPMorgan Chase Bank N.A.	10/17/2025	(552)
USD	1,083,780	GBP	815,045	Morgan Stanley Capital Services LLC	10/17/2025	(12,466)
USD	1,583,286	SEK	15,178,431	State Street Corp.	10/17/2025	(30,571)
USD	371,202	ZAR	6,443,358	Merrill Lynch International	10/17/2025	(1,509)
						$(195,299)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	20	$1,657,254	December – 2025	$4,972
Euro-BTP 10 yr	Long	EUR	10	1,406,982	December – 2025	9,603
Euro-Oat 10 yr	Long	EUR	17	2,422,008	December – 2025	25,507
U.S. Treasury Note 10 yr	Long	USD	34	3,825,000	December – 2025	15,015
U.S. Treasury Note 2 yr	Long	USD	28	5,835,156	December – 2025	3,655
						$58,752
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	19	$1,425,091	December – 2025	$(4,535)
Canadian Treasury Bond 10 yr	Short	CAD	6	527,959	December – 2025	(10,580)
Euro-Bobl 5 yr	Short	EUR	31	4,287,760	December – 2025	(1,895)
Euro-Buxl 30 yr	Short	EUR	10	1,344,053	December – 2025	(26,182)
Euro-Schatz 2 yr	Long	EUR	5	628,000	December – 2025	(717)
						$(43,909)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
4/15/26	USD	4,600,000	centrally cleared	CPI-U / At Maturity	2.6365% / At Maturity	$32,350	$—	$32,350
2/05/27	USD	8,400,000	centrally cleared	CPI-U / At Maturity	2.755% / At Maturity	35,727	—	35,727
						$68,077	$—	$68,077

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/19/26	USD	4,500,000	Morgan Stanley Capital Services, Inc.	CPI-U / At Maturity	2.482% / At Maturity	$49,570	$—	$49,570
At September 30, 2025, the fund had other liquid securities with an aggregate value of $465,250 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$71,007,321	$—	$71,007,321
Non - U.S. Sovereign Debt	—	76,716,325	—	76,716,325
U.S. Corporate Bonds	—	880,036	—	880,036
Residential Mortgage-Backed Securities	—	2,838,072	—	2,838,072
Commercial Mortgage-Backed Securities	—	1,373,442	—	1,373,442
Asset-Backed Securities (including CDOs)	—	2,293,007	—	2,293,007
Investment Companies	3,389,051	—	—	3,389,051
Total	$3,389,051	$155,108,203	$—	$158,497,254
Other Financial Instruments
Futures Contracts – Assets	$58,752	$—	$—	$58,752
Futures Contracts – Liabilities	(43,909)	—	—	(43,909)
Forward Foreign Currency Exchange Contracts – Assets	—	245,101	—	245,101
Forward Foreign Currency Exchange Contracts – Liabilities	—	(195,299)	—	(195,299)
Swap Agreements – Assets	—	117,647	—	117,647
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,637,659	$45,616,065	$47,863,466	$(931)	$(276)	$3,389,051

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$97,061	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
United States	50.7%
United Kingdom	20.1%
Italy	11.2%
France	6.1%
Canada	4.3%
Spain	3.6%
Japan	2.9%
Australia	1.6%
Germany	(3.2)%
Other Countries	2.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.